COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Financial Instruments Contract Amounts Represent Credit Risk	A summary of the Company’s commitments is as follows:

	December 31,
	2019	2018
Commitments to extend credit	$27,469,366	$20,673,434